15. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current and deferred tax provision
	June 30, 2013	December 31, 2012
Current taxes:	(unaudited)
Federal	$	$
State			66,117
			66,117
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
	(189,301)		15,272,508
Total current and deferred taxes	$(189,301)		$15,338,625

Effective Income Tax Rate Reconciliation
	June 30, 2013	December 31, 2012
	(unaudited)

Income tax provision calculated using the federal statutory income tax rate (10)	$(326,186)	$(760,086)
State income taxes, net of federal income taxes (10)	(57,562)	(122,772)
Additional expense due to LLC to C-Corporation conversion (11)		15,496,018
Permanent differences and other	194,447	725,465
Total income tax expense (benefit)	$(189,301)	$15,338,625

Deferred tax assets and liabilities
	June 30, 2013	December 31, 2012
	(unaudited)
Deferred tax assets
Federal and state net operating loss carryforwards	$3,518,981	$1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714

Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$(15,082,778)	$(15,272,508)

Net operating losses
	Amount	Expiration
Net operating losses:
Federal	$10,624,044	Dec. 2032 to 2033
State	1,643,052	Dec. 2032 to 2033

At December 31, 2012, the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$4,857,181	December 2032
State